NMT
Nuveen Massachusetts Quality Municipal Income Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 149.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 149.9% (100.0% of Total Investments)
	Education and Civic Organizations – 44.8% (29.9% of Total Investments)
$210	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019, 5.000%, 6/15/49	6/26 at 100.00	N/R	$229,474
3,515	Massachusetts Development Finance Agency, Revenue Bonds, Berklee College of Music, Series 2016, 5.000%, 10/01/39	10/26 at 100.00	A	4,294,908
2,200	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2013S, 5.000%, 7/01/38	7/23 at 100.00	AA-	2,467,212
730	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2017T, 5.000%, 7/01/42	7/27 at 100.00	AA-	913,062
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option Bond Trust 2016-XG0070:
1,880	14.721%, 10/01/48, 144A (IF) (4)	10/23 at 100.00	AA-	2,875,046
575	14.642%, 10/01/48, 144A (IF) (4)	10/23 at 100.00	AA-	878,962
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2017A:
2,000	5.000%, 1/01/34	1/28 at 100.00	BBB+	2,490,620
2,240	5.000%, 1/01/37	1/28 at 100.00	BBB+	2,772,157
1,955	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University, Series 2016, 5.000%, 7/01/35	7/26 at 100.00	A-	2,360,623
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Massachusetts Institute of Technology, Series 2020P, 5.000%, 7/01/50	No Opt. Call	AAA	2,554,500
	Massachusetts Development Finance Agency, Revenue Bonds, MCPHS University Issue, Series 2015H:
450	3.500%, 7/01/35	7/25 at 100.00	AA	488,804
190	5.000%, 7/01/37	7/25 at 100.00	AA	227,027
1,200	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2017, 5.000%, 7/01/47	7/26 at 100.00	BBB-	1,394,820
550	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2012, 5.000%, 10/01/31	10/22 at 100.00	A1	604,813
	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2014A:
875	5.000%, 3/01/39	3/24 at 100.00	A1	1,008,254
1,400	5.000%, 3/01/44	3/24 at 100.00	A1	1,606,542
500	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J, 5.250%, 10/01/39	10/23 at 100.00	BBB+	568,615
1,230	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33	7/25 at 100.00	AA	1,485,139

NMT	Nuveen Massachusetts Quality Municipal Income Fund (continued)
Portfolio of Investments February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$450	Massachusetts Development Finance Agency, Revenue Bonds, Suffolk University, Refunding Series 2019, 5.000%, 7/01/36	7/29 at 100.00	Baa2	$572,000
	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2017:
2,200	5.000%, 4/01/35	10/27 at 100.00	AA-	2,815,252
1,250	5.000%, 4/01/36	10/27 at 100.00	AA-	1,596,375
875	Massachusetts Development Finance Agency, Revenue Bonds, Tufts University, Series 2015Q, 5.000%, 8/15/38	8/25 at 100.00	Aa2	1,043,420
1,325	Massachusetts Development Finance Agency, Revenue Bonds, Wheaton College, Series 2017H, 5.000%, 1/01/42	1/28 at 100.00	A3	1,617,666
1,510	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018, 5.000%, 6/01/43	6/28 at 100.00	AA-	1,908,534
1,365	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A1	1,491,413
840	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2016, 5.000%, 9/01/37	9/26 at 100.00	A1	1,026,539
	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2017:
550	5.000%, 9/01/42	9/27 at 100.00	A1	674,042
700	5.000%, 9/01/47	9/27 at 100.00	A1	852,215
2,500	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2017B, 5.000%, 9/01/42	9/27 at 100.00	A1	3,063,825
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2019, 4.000%, 9/01/44	9/29 at 100.00	A1	1,170,570
500	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Refunding Series 2017, 5.000%, 7/01/35	7/27 at 100.00	Baa2	609,555
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	AA-	4,785,960
2,495	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2016, 5.000%, 1/01/40	7/26 at 100.00	AA-	3,054,229
	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University, Series 1999P:
1,090	6.000%, 5/15/29	No Opt. Call	Aa3	1,451,880
1,000	6.000%, 5/15/59	5/29 at 105.00	Aa3	1,365,500
320	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2011J, 5.625%, 7/01/33 (AMT)	7/21 at 100.00	AA	336,314
255	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northeastern University, Series 2010A, 4.875%, 10/01/35	10/20 at 100.00	A1	260,750
380	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-1, 5.000%, 11/01/44	11/24 at 100.00	Aa2	447,328
4,000	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2015-1, 5.000%, 11/01/40	11/25 at 100.00	Aa2	4,835,560

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$690	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2020-1, 5.000%, 11/01/36	11/29 at 100.00	Aa2	$924,379
51,495	Total Education and Civic Organizations			65,123,884
	Health Care – 31.3% (20.8% of Total Investments)
1,000	Massachusetts Development Finance Agency Revenue Bonds, Children's Hospital Issue, Series 2014P, 5.000%, 10/01/46	10/24 at 100.00	AA	1,155,570
1,340	Massachusetts Development Finance Agency Revenue Bonds, South Shore Hospital, Series 2016I, 5.000%, 7/01/41	7/26 at 100.00	BBB+	1,573,696
1,410	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	AA-	1,576,253
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Baystate Medical Center Issue, Series 2014N, 5.000%, 7/01/44	7/24 at 100.00	A+	1,138,750
	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems, Series 2012G:
895	5.000%, 10/01/29	10/21 at 100.00	AA-	950,767
700	5.000%, 10/01/31	10/21 at 100.00	AA-	741,909
500	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 5.000%, 7/01/32	7/26 at 100.00	BBB	601,835
1,675	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Refunding Series 2016-I, 5.000%, 7/01/30	7/26 at 100.00	A	2,051,490
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2015H-1:
900	5.000%, 7/01/30	7/25 at 100.00	A	1,073,961
1,000	5.000%, 7/01/32	7/25 at 100.00	A	1,189,150
500	5.000%, 7/01/33	7/25 at 100.00	A	593,710
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
1,500	5.000%, 7/01/38	7/28 at 100.00	A	1,886,310
2,000	5.000%, 7/01/43	7/28 at 100.00	A	2,474,340
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Covenant Health System Obligated Group, Series 2012, 5.000%, 7/01/31	7/22 at 100.00	BBB	1,062,250
2,800	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46	12/26 at 100.00	A1	3,367,476
3,500	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/45	8/25 at 100.00	A	4,077,850
1,080	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43	7/23 at 100.00	BB+	1,190,883
3,450	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2016Q, 5.000%, 7/01/47	7/26 at 100.00	AA-	4,152,282
	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S-1:
2,200	5.000%, 7/01/37	1/28 at 100.00	AA-	2,779,348
2,100	4.000%, 7/01/41	1/28 at 100.00	AA-	2,446,374

NMT	Nuveen Massachusetts Quality Municipal Income Fund (continued)
Portfolio of Investments February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$820	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37	7/23 at 100.00	BBB+	$909,659
	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G:
1,000	5.000%, 7/01/37	7/23 at 100.00	BBB+	1,118,310
2,200	5.000%, 7/01/44	7/23 at 100.00	BBB+	2,438,898
610	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%, 7/01/38	1/27 at 100.00	A-	737,758
	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L:
400	3.625%, 7/01/37	7/27 at 100.00	A-	440,320
1,095	5.000%, 7/01/44	7/27 at 100.00	A-	1,322,552
445	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/36	7/26 at 100.00	A-	538,214
25	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.500%, 7/01/31	7/21 at 100.00	BBB+	26,533
280	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 5.000%, 7/01/44	1/29 at 100.00	BBB+	343,006
1,495	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/32	3/20 at 100.00	BB+	1,509,427
38,920	Total Health Care			45,468,881
	Housing/Multifamily – 1.0% (0.7% of Total Investments)
495	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%, 4/01/20 – AGM Insured	3/20 at 100.00	AA	500,623
215	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	3/20 at 100.00	AA	216,724
745	Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1, 3.100%, 12/01/44	12/28 at 100.00	AA	789,365
1,455	Total Housing/Multifamily			1,506,712
	Long-Term Care – 3.2% (2.2% of Total Investments)
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017:
1,040	4.125%, 10/01/42, 144A	10/22 at 105.00	BB+	1,122,150
250	5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	277,162
460	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/31	7/25 at 100.00	A+	538,136
485	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2019, 4.000%, 12/01/42	12/25 at 103.00	A-	539,926
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 5.250%, 1/01/26	1/23 at 100.00	BBB	1,112,610
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Inc, Refunding Series 2019, 5.000%, 10/01/49	10/24 at 104.00	BBB+	1,145,370
4,235	Total Long-Term Care			4,735,354

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 18.4% (12.3% of Total Investments)
$1,250	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	3/20 at 100.00	AA	$1,253,762
330	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	Aa1	340,540
1,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%, 8/01/21 – AGM Insured	No Opt. Call	Aa1	1,595,220
2,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/45	7/25 at 100.00	Aa1	2,390,680
3,895	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/46	11/27 at 100.00	Aa1	4,941,197
4,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2019A, 5.250%, 1/01/44	1/29 at 100.00	Aa1	5,223,920
2,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020C, 3.000%, 3/01/47, (WI/DD, Settling 3/03/20)	3/30 at 100.00	Aa1	2,723,225
1,775	North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2012, 5.000%, 5/15/35	5/22 at 100.00	Aa2	1,925,076
880	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	905,802
1,950	Pentucket Regional School District, Massachusetts, General Obligation Bonds, Series 2019, 3.000%, 9/01/42	9/27 at 100.00	Aa2	2,080,455
	Quincy, Massachusetts, General Obligation Bonds, State Qualified Municipal Purpose Loan Series 2011:
1,280	5.125%, 12/01/33	12/20 at 100.00	Aa2	1,320,013
2,000	5.250%, 12/01/38	12/20 at 100.00	Aa2	2,063,760
23,360	Total Tax Obligation/General			26,763,650
	Tax Obligation/Limited – 19.0% (12.7% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,000	5.250%, 1/01/36	1/22 at 100.00	BB	2,128,300
1,310	5.125%, 1/01/42	1/22 at 100.00	BB	1,386,871
	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1:
400	5.000%, 1/01/37	1/22 at 100.00	BB	422,236
1,115	5.000%, 1/01/42	1/22 at 100.00	BB	1,173,393
855	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2014, 5.000%, 5/01/33 – BAM Insured	11/24 at 100.00	AA	1,010,866
500	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2017, 5.000%, 5/01/35	5/27 at 100.00	AA	626,490
1,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	1,089,160
770	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2004C, 5.250%, 7/01/21	No Opt. Call	AA	815,368
1,610	Massachusetts College Building Authority, Project Revenue Bonds, Green Series 2014B, 5.000%, 5/01/44	5/24 at 100.00	Aa2	1,848,425

NMT	Nuveen Massachusetts Quality Municipal Income Fund (continued)
Portfolio of Investments February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	Massachusetts College Building Authority, Project Revenue Bonds, Refunding Series 2003B, 5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	AA	$1,144,860
1,350	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Refunding Series 2015C, 5.000%, 8/15/37	8/25 at 100.00	AAA	1,634,323
1,875	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/38	5/23 at 100.00	AAA	2,108,644
2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2018A, 5.250%, 2/15/48	2/28 at 100.00	AA+	2,537,380
1,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2019A, 5.000%, 2/15/44	2/29 at 100.00	AA+	1,924,470
1,500	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2015A, 5.000%, 6/01/45	6/25 at 100.00	AA+	1,784,475
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
863	4.550%, 7/01/40	7/28 at 100.00	N/R	973,179
4,845	0.000%, 7/01/51	7/28 at 30.01	N/R	1,047,344
1,259	5.000%, 7/01/58	7/28 at 100.00	N/R	1,443,909
775	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured COFINA Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	875,944
520	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	569,863
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,095,890
28,047	Total Tax Obligation/Limited			27,641,390
	Transportation – 9.1% (6.0% of Total Investments)
2,500	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/47 (AMT)	7/27 at 100.00	AA	3,049,925
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	1,013,740
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/33	7/22 at 100.00	AA	1,090,120
	Massachusetts Port Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 7/01/39	7/24 at 100.00	AA	1,165,140
2,500	5.000%, 7/01/44	7/24 at 100.00	AA	2,901,350
	Massachusetts Port Authority, Revenue Bonds, Series 2015A:
715	5.000%, 7/01/40	7/25 at 100.00	AA	858,315
1,000	5.000%, 7/01/45	7/25 at 100.00	AA	1,192,490
1,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2019A, 4.000%, 7/01/44 (AMT)	7/29 at 100.00	A1	1,150,730
730	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	768,113
11,445	Total Transportation			13,189,923

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 14.4% (9.6% of Total Investments) (5)
$2,580	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA	$2,643,081
2,000	Hampden-Wilbraham Regional School District, Hampden County, Massachusetts, General Obligation Bonds, Series 2011, 5.000%, 2/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3	2,080,880
855	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37 (Pre-refunded 5/01/22)	5/22 at 100.00	Aa2	932,164
2,150	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University, Series 2011B-1, 5.250%, 7/01/33 (Pre-refunded 7/01/21) – AGM Insured	7/21 at 100.00	AA	2,276,979
434	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue, Series 2013A, 6.250%, 11/15/28 (Pre-refunded 11/15/23), 144A	11/23 at 100.00	N/R	506,048
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2011K-6, 5.375%, 7/01/41 (Pre-refunded 7/01/20)	7/20 at 100.00	AA-	1,014,870
	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2012L:
995	5.000%, 7/01/36 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	1,050,481
5	5.000%, 7/01/36 (Pre-refunded 7/01/21)	7/21 at 100.00	AA-	5,279
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	AA	1,055,760
3,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37 (Pre-refunded 4/01/21)	4/21 at 100.00	Aa3	3,145,620
475	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.500%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	504,616
410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc, Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	N/R	428,954
1,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41 (Pre-refunded 10/15/21)	10/21 at 100.00	AAA	1,068,660
1,500	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2013A, 5.000%, 6/01/38 (Pre-refunded 6/01/21)	6/21 at 100.00	AA+	1,579,380
720	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 (Pre-refunded 11/15/20) – AGC Insured	11/20 at 100.00	AA	741,471
1,620	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-1, 5.000%, 11/01/44 (Pre-refunded 11/01/24)	11/24 at 100.00	N/R	1,927,395
19,744	Total U.S. Guaranteed			20,961,638
	Utilities – 1.0% (0.7% of Total Investments)
1,265	Massachusetts Clean Energy Cooperative Corporation, Revenue Bonds, Massachusetts Municipal Lighting Plant Cooperative, Series 2013, 5.000%, 7/01/32	7/23 at 100.00	AA-	1,435,446
	Water and Sewer – 7.7% (5.1% of Total Investments)
565	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	A-	643,038
1,250	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A-	1,504,237
420	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	487,717

NMT	Nuveen Massachusetts Quality Municipal Income Fund (continued)
Portfolio of Investments February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$415	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – NPFG Insured	3/20 at 100.00	A1	$416,315
1,000	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18 Series 2015, 5.000%, 2/01/45	2/24 at 100.00	AAA	1,146,730
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	3/20 at 100.00	AAA	60,190
140	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20	3/20 at 100.00	AAA	140,472
500	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2016B, 5.000%, 8/01/40	8/26 at 100.00	AA+	619,795
1,230	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2017B, 5.000%, 8/01/42	8/27 at 100.00	AA+	1,547,488
2,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2019B, 5.000%, 8/01/44	8/29 at 100.00	AA+	2,605,060
1,000	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2017C, 5.000%, 4/15/37	4/27 at 100.00	AA	1,258,350
635	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2019E, 4.000%, 4/15/38	4/29 at 100.00	AA	766,928
9,215	Total Water and Sewer			11,196,320
$189,181	Total Long-Term Investments (cost $196,975,897)			218,023,198
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (50.7)% (6)			(73,736,586)
	Other Assets Less Liabilities – 0.8%			1,154,222
	Net Asset Applicable to Common Shares – 100%			$145,440,834
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$218,023,198	$ —	$218,023,198

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 33.8%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Purchased on a when-issued or delayed delivery basis.